Business Acquisitions - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed as of Date of Acquisition (Details) - USD ($) $ in Thousands	Oct. 30, 2019	Dec. 27, 2018	May 14, 2018
Morse TEC
ASSETS
Cash and cash equivalents	$ 171,412
Deferred tax assets	140,000
Other assets - insurance balances receivable	371,116
TOTAL ASSETS	682,528
LIABILITIES
Defendant asbestos and environmental liabilities	662,507
Other liabilities	20,021
TOTAL LIABILITIES	682,528
NET ASSETS ACQUIRED AT FAIR VALUE	$ 0
Maiden Re
ASSETS
Fixed maturities, trading, at fair value		$ 1,098,593
Short-term investments, trading, at fair value		3,508
Total investments		1,102,101
Cash and cash equivalents		12,035
Restricted cash and cash equivalents		26,871
Other assets		96,669
Premiums receivable		138,378
Prepaid reinsurance premiums		3,257
Reinsurance balances recoverable		87,018
TOTAL ASSETS		1,466,329
LIABILITIES
Other liabilities		56,618
Losses and LAE		1,027,367
Unearned premiums		85,696
TOTAL LIABILITIES		1,169,681
NET ASSETS ACQUIRED AT FAIR VALUE		$ 296,648
KaylaRe
ASSETS
Fixed maturities, trading, at fair value			$ 126,393
Short-term investments, trading, at fair value			626,476
Total investments			752,869
Cash and cash equivalents			5,657
Other assets			614
Premiums receivable			10,965
Deferred acquisition costs			275
TOTAL ASSETS			770,380
LIABILITIES
Other liabilities			9,004
Losses and LAE			4,059
Unearned premiums			10,984
Insurance and reinsurance balances payable			13
TOTAL LIABILITIES			24,060
NET ASSETS ACQUIRED AT FAIR VALUE			$ 746,320